Related Party Transactions - Schedule of Related Parties (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Zhida Hong [Member]
Name of Related Parties	Zhida Hong	Zhida Hong
Relationship with the Company	President, CEO, and a director of the Company	President, CEO, and a director of the Company
Zhongpeng Chen [Member]
Name of Related Parties	Zhongpeng Chen	Zhongpeng Chen
Relationship with the Company	A legal representative of HPF	A legal representative of HPF
Bihua Yang [Member]
Name of Related Parties	Bihua Yang	Bihua Yang
Relationship with the Company	A legal representative of XKJ	A legal representative of XKJ
Dewu Huang [Member]
Name of Related Parties	Dewu Huang	Dewu Huang
Relationship with the Company	A legal representative of DT	A legal representative of DT
Jinlong Huang [Member]
Name of Related Parties	Jinlong Huang	Jinlong Huang
Relationship with the Company	A spouse of legal representative of HSW	A spouse of legal representative of HSW